(LOSSES) EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
(LOSSES) EARNINGS PER SHARE
Net loss attributable to ordinary shareholders - basic | ¥		¥ 2,005	¥ (980)
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		59
Net loss attributable to ordinary shareholders - diluted | ¥		¥ 2,064	¥ (980)
Weighted average ordinary shares outstanding - basic		3,180,817,047	3,113,771,581
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		47,838,781
Dilutive effect of convertible senior notes		120,601,000
Weighted average ordinary shares outstanding - diluted		3,349,256,828	3,113,771,581
Basic earnings (losses) per share | (per share)	$ 0.09	¥ 0.63	¥ (0.31)
Diluted earnings (losses) per share | (per share)	$ 0.09	¥ 0.62	¥ (0.31)